Average Annual Total Returns - Invesco Floating Rate ESG Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate		Class R6 1Year		Class R6 5Years		Class R6 10Years		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10Years	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1Year	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5Years	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Loan Participation Funds Classification Average 1Year	Lipper Loan Participation Funds Classification Average 5Years	Lipper Loan Participation Funds Classification Average 10Years
Total	May 01, 1997	(1.04%)	4.13%	3.56%	(2.75%)	2.18%	1.66%	(0.67%)	2.30%	1.89%	Mar. 31, 2000	0.04%	4.13%	3.40%	Apr. 13, 2006	1.28%	4.41%	3.57%	Oct. 03, 2008	1.78%	4.91%	4.09%	Apr. 13, 2006	1.80%	4.92%	4.13%	Sep. 24, 2012	[1]	1.88%	[1]	4.98%	[1]	4.11%	[1]	7.51%	4.44%	3.84%	2.78%	5.19%	4.47%	0.86%	4.05%	3.37%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class.